DEBT - Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	$ 98,621
2024	38,319
2025	34,899
2026	496,979
2027	21,589
Thereafter	530,961
Long-term debt	$ 1,221,368